Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Consolidated Statements of Comprehensive Income
Net income (loss) for the year	$ 140,039	$ 2,639,063	$ (942,882)	$ 278,671
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Net gain (loss) on cash flow hedges (Note 22)	13,982	263,495	(283,691)	(42,148)
Income tax effect (Note 19)	(3,970)	(74,820)	85,107	12,017
Exchange differences on translation of foreign operations	427	8,045	22,156	(7,178)
Other comprehensive (loss) income not to be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) of employee benefits (Note 16)	(541)	(10,192)	5,989	(1,776)
Income tax effect (Note 19)	162	3,058	(1,797)	533
Other comprehensive income (loss) for the year, net of tax	10,060	189,586	(172,236)	(38,552)
Total comprehensive income (loss)	$ 150,099	$ 2,828,649	$ (1,115,118)	$ 240,119